Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Recoveries (Losses) From Freestanding Credit Enhacements	$ 48	$ 223	$ 337	$ 677